Significant Accounting Policies (Tables))	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Allowances for doubtful accounts
Allowances for doubtful accounts
Balance, December 31, 2010	$1,293
- Additions	61
Balance, December 31, 2011	$1,354
- Additions	2,919
Balance, December 31, 2012	$4,273